Schedule II - Valuation And Qualifying Accounts And Reserves (Details) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 1,982	$ 2,047	$ 2,081
Charged to Income	4,852	3,790	3,397
Net Write-offs	4,758	3,855	3,431
Balance at End of Period	2,076	1,982	2,047
Indianapolis Power And Light Company [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	1,982	2,047	2,081
Charged to Income	4,852	3,790	3,397
Net Write-offs	4,758	3,855	3,431
Balance at End of Period	$ 2,076	$ 1,982	$ 2,047